Note 10 - Accrued Expenses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016		Sep. 30, 2015
Details
Accrued expenses	$ 250,850	$ 299,000	[1]	$ 313,048	[1]
Financing transaction costs	$ 250,000	$ 250,000		$ 250,000

[1]	Note 10